Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Central Index Key	dei_EntityCentralIndexKey	0001160168
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 3, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 3, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

AXA PREMIER VIP TRUST

SUPPLEMENT DATED MAY 1, 2011 TO THE PROSPECTUS DATED MAY 1, 2011

This Supplement updates certain information contained in the Prospectus dated May 1, 2011 of AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the Multimanager Mid Cap Growth Portfolio and the Multimanager Mid Cap Value Portfolio.

Multimanager Mid Cap Growth Portfolio

Effective immediately, the third sentence of the first paragraph under the caption "Multimanager Mid Cap Growth Portfolio – Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" of the Prospectus is deleted and revised as follows:

For purposes of this portfolio, mid-capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Index at the time of investment (as of December 31, 2010, the market capitalization of companies included in this index ranged from approximately  $24.2 million to  $13.7 billion).

Multimanager Mid Cap Value Portfolio

Effective immediately, the third sentence of the first paragraph under the caption "Multimanager Mid Cap Value Portfolio – Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" of the Summary Prospectus is deleted and revised as follows:

For purposes of this Portfolio, mid-capitalization companies generally are companies with market capitalization within the range of companies in the Russell 2500 Index or the Russell Midcap Index at the time of investment (as of December 31, 2010, the market capitalization of companies included in the Russell 2500 Index ranged from approximately  $24.2 million to  $13.7 billion and the market capitalization of the companies in the Russell Midcap Index ranged from approximately  $231.9 million to  $38.7 billion).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED MAY 1, 2011 TO THE PROSPECTUS DATED MAY 1, 2011

This Supplement updates certain information contained in the Prospectus dated May 1, 2011 of AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding the Multimanager Mid Cap Growth Portfolio and the Multimanager Mid Cap Value Portfolio.

Multimanager Mid Cap Growth Portfolio

Effective immediately, the third sentence of the first paragraph under the caption "Multimanager Mid Cap Growth Portfolio – Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" of the Prospectus is deleted and revised as follows:

For purposes of this portfolio, mid-capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Index at the time of investment (as of December 31, 2010, the market capitalization of companies included in this index ranged from approximately  $24.2 million to  $13.7 billion).

Multimanager Mid Cap Value Portfolio

Effective immediately, the third sentence of the first paragraph under the caption "Multimanager Mid Cap Value Portfolio – Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" of the Summary Prospectus is deleted and revised as follows:

For purposes of this Portfolio, mid-capitalization companies generally are companies with market capitalization within the range of companies in the Russell 2500 Index or the Russell Midcap Index at the time of investment (as of December 31, 2010, the market capitalization of companies included in the Russell 2500 Index ranged from approximately  $24.2 million to  $13.7 billion and the market capitalization of the companies in the Russell Midcap Index ranged from approximately  $231.9 million to  $38.7 billion).

Multimanager Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Multimanager Mid Cap Growth Portfolio

Effective immediately, the third sentence of the first paragraph under the caption "Multimanager Mid Cap Growth Portfolio – Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" of the Prospectus is deleted and revised as follows:

For purposes of this portfolio, mid-capitalization companies are companies with market capitalization within the range of companies in the Russell 2500 Index at the time of investment (as of December 31, 2010, the market capitalization of companies included in this index ranged from approximately  $24.2 million to  $13.7 billion).

Multimanager Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

Multimanager Mid Cap Value Portfolio

Effective immediately, the third sentence of the first paragraph under the caption "Multimanager Mid Cap Value Portfolio – Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" of the Summary Prospectus is deleted and revised as follows:

For purposes of this Portfolio, mid-capitalization companies generally are companies with market capitalization within the range of companies in the Russell 2500 Index or the Russell Midcap Index at the time of investment (as of December 31, 2010, the market capitalization of companies included in the Russell 2500 Index ranged from approximately  $24.2 million to  $13.7 billion and the market capitalization of the companies in the Russell Midcap Index ranged from approximately  $231.9 million to  $38.7 billion).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011